Note 8 - Additional Cash Flow Disclosures - Net Change in Non-cash Operating Working Capital (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Prepaid expenses and other assets	$ 134	$ 123	$ (63)	$ 385
Accrued payables and accrued liabilities	(33)	319	605	10
Net (used) provided	$ 101	$ 442	$ 542	$ 395